Investment in Disney Savings Plan Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
Disney Savings and Investment Plan
EBP, Master Trust [Line Items]
EBP, Master Trust
Investments held and payables owed by the Master Trust are as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$1,231,266	$1,303,430
Registered Investment Companies	2,162,819	2,182,540
Collective Investment Trusts	14,635,612	12,123,947
Total investments at fair value	18,029,697	15,609,917
Dividends receivable	8,163	5,886
Payables	(1,412)	(541)
Total	$18,036,448	$15,615,262

The Plan’s share of the Master Trust’s investments and payables is as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$1,095,825	$1,168,293
Registered Investment Companies	1,907,257	1,932,493
Collective Investment Trusts	11,259,570	9,528,058
Total investments at fair value	14,262,652	12,628,844
Dividends receivable	7,266	5,279
Payables	(941)	(351)
Total	$14,268,977	$12,633,772

At both December 31, 2025 and 2024, approximately 27% of the Plan's share of the Master Trust assets was invested in a single fund.
The changes in net assets for the Master Trust for the year ended December 31, 2025 are as follows (in thousands):

Dividends	$94,657
Net appreciation in fair value of investments	2,296,739
Net investment income	2,391,396
Contributions received, benefits paid and other, net	29,790
Increase in net assets	2,421,186
Net assets:
Beginning of year	15,615,262
End of year	$18,036,448